Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,982	€ 3,013
Current	10	37
Non-current	1,972	2,976
Fair value of borrowings	2,059	3,076
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,396	1,533
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 586	€ 1,480